FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ (9,115)	$ (6,813)
Additions	(497)	(3,854)
Payments of contingent consideration	1,567	1,662
Remeasurement gain	152	91	$ 14
Foreign exchange impact	487	(201)
Balance at end of period	$ (7,406)	$ (9,115)	$ (6,813)